                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 5/31

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)

INCOME BUILDER SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED MAY 31, 2007


THIS ANNUAL REPORT DESCRIBES THREE FUNDS,
EACH OF WHICH INVESTS IN OTHER RIVERSOURCE
FUNDS. THE OBJECTIVE OF EACH FUND IS A
HIGH LEVEL OF CURRENT INCOME AND GROWTH OF
CAPITAL.

RiverSource(R) Income Builder Basic Income Fund
RiverSource(R) Income Builder Moderate Income Fund
RiverSource(R) Income Builder Enhanced Income Fund

(This annual report includes a
prospectus that describes in detail
each Fund's objective, investment
strategy, risks, sales charges, fees
and other matters of interest. Please
read the prospectus carefully before
you invest or send money.)

TABLE OF CONTENTS

Fund Snapshots......................      2
Portfolio Allocation................      4
Investment Changes
   RiverSource Income Builder Basic
     Income Fund....................      5
   RiverSource Income Builder
     Moderate Income Fund...........      6
   RiverSource Income Builder
     Enhanced Income Fund...........      7
Performance Summaries...............      8
Questions & Answers
   with Portfolio Management........     12
The Fund's Long-term Performance
   RiverSource Income Builder Basic
     Income Fund....................     14
   RiverSource Income Builder
     Moderate Income Fund...........     16
   RiverSource Income Builder
     Enhanced Income Fund...........     18
Fund Expenses Examples..............     20
Investments in Affiliated Funds.....     24
Financial Statements................     27
Notes to Financial Statements.......     31
Report of Independent Registered
   Public Accounting Firm...........     45
Federal Income Tax Information......     46
Board Members and Officers..........     49
Proxy Voting........................     51

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                      RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  1

FUND SNAPSHOTS AT MAY 31, 2007

FUND OBJECTIVE

The objective of each fund is a high level of current income and growth of capital.

FUND FACTS

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RBBAX          02/16/06
Class B                      RBBBX          02/16/06
Class C                      RBBCX          02/16/06
Class R4(1)                   --            02/16/06
(1) Effective Dec. 11, 2006, Class Y was renamed Class
   R4.
Total net assets......................   $239.0 million
Number of holdings....................            14

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RSMAX          02/16/06
Class B                      RSMBX          02/16/06
Class C                      RSMCX          02/16/06
Class R4(1)                   --            02/16/06
(1) Effective Dec. 11, 2006, Class Y was renamed Class
  R4.
Total net assets......................   $542.8 million
Number of holdings....................            14

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RSBAX          02/16/06
Class B                      REIVX          02/16/06
Class C                      RIECX          02/16/06
Class R4(1)                   --            02/16/06
(1) Effective Dec. 11, 2006, Class Y was renamed Class
   R4.
Total net assets......................   $316.0 million
Number of holdings....................            14

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource(R) Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds

--------------------------------------------------------------------------------

 2 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

FUND SNAPSHOTS AT MAY 31, 2007

PORTFOLIO MANAGERS

                          YEARS IN INDUSTRY
Dimitris Bertsimas,
   Ph.D.                         14
Colin Lundgren, CFA              18
Erol Sonderegger, CFA            12

TOP FIVE HOLDINGS

Percentage of portfolio assets

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

RiverSource U.S. Government Mortgage Fund        30.2%
RiverSource Disciplined Equity Fund              10.0%
RiverSource Dividend Opportunity Fund             9.9%
RiverSource Floating Rate Fund                    9.7%
RiverSource Cash Management Fund                  9.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

RiverSource U.S. Government Mortgage Fund        20.4%
RiverSource Floating Rate Fund                   18.8%
RiverSource Dividend Opportunity Fund            15.8%
RiverSource Disciplined Equity Fund              10.4%
RiverSource Emerging Markets Bond Fund            6.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

RiverSource Floating Rate Fund                   19.9%
RiverSource High Yield Bond Fund                 18.3%
RiverSource Dividend Opportunity Fund            16.5%
RiverSource Emerging Markets Bond Fund            8.1%
RiverSource Disciplined International Equity
   Fund                                           6.8%

For further detail about these holdings, please refer to the section entitled

"Investments in Affiliated Funds."

For more information about the underlying funds that make up each RiverSource(R) Income Builder Series funds, visit riversource.com/funds or call (888) 791-3380. On line, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource(R) Income Builder Series fund invests only in Class I shares of underlying funds.

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  3

PORTFOLIO ALLOCATION

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Percentage of portfolio assets at May 31, 2007

                                  (PIE CHART)

FIXED INCOME FUNDS(1)                               EQUITY FUNDS(2)        ALTERNATIVE INVESTMENTS(3)      CASH EQUIVALENTS(4)
---------------------                               ---------------        --------------------------      -------------------
59.0%                                                   29.6%                        2.0%                        9.4%

(1) Includes Investment Grade 36.5%, Floating Rate 9.7%, Inflation Protected Securities 4.4%, International 3.0%, High Yield 2.9%, and Global Bond 2.5%.
(2) Includes U.S. Large Cap 10.0%, Dividend Income 9.9%, International 4.0%, U.S. Small Cap 3.0% and Real Estate 2.7%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 9.4%.

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Percentage of portfolio assets at May 31, 2007

                                  (PIE CHART)

FIXED INCOME FUNDS(1)                               EQUITY FUNDS(2)        ALTERNATIVE INVESTMENTS(3)      CASH EQUIVALENTS(4)
---------------------                               ---------------        --------------------------      -------------------
60.0%                                                   34.8%                        3.0%                        2.2%

(1) Includes Investment Grade 24.8%, Floating Rate 18.8%, International 6.4%, High Yield 5.4%, Inflation Protected Securities 3.0% and Global Bond 1.6%.
(2) Includes Dividend Income 15.8%, U.S. Large Cap 10.4%, International 3.5%, Real Estate 3.3% and U.S. Small Cap 1.8%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 2.2%.

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Percentage of portfolio assets at May 31, 2007

                                  (PIE CHART)

FIXED INCOME FUNDS(1)                               EQUITY FUNDS(2)        ALTERNATIVE INVESTMENTS(3)      CASH EQUIVALENTS(4)
---------------------                               ---------------        --------------------------      -------------------
58.3%                                                    37.0%                        4.2%                        0.5%

(1) Includes Floating Rate 19.9%, High Yield 18.3%, International 8.1%, Investment Grade 7.9%, Inflation Protected Securities 2.3% and Global Bond 1.8%.
(2) Includes Dividend Income 16.5%, International 6.8%, U.S. Large Cap 6.8%, Real Estate 4.4% and U.S. Small Cap 2.5%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 0.5%.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
Fund holdings at May 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     9.7%                                11.5%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       2.5%                                 7.3%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                   2.9%                                13.2%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  4.4%                                 4.3%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             3.0%                                 4.5%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
 mortgage and agency securities
 RiverSource Diversified Bond Fund                  6.3%                                 6.6%
 RiverSource U.S. Government
   Mortgage Fund                                   30.2%                                 8.6%
                                       -----------------------------------------------------------------
                                                   36.5%                                15.2%
                                       -----------------------------------------------------------------
SECTOR FUNDS
 RiverSource Dividend Opportunity
   Fund                                             9.9%                                11.2%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        4.0%                                 5.3%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Real Estate Fund                       2.7%                                 1.2%
 RiverSource Disciplined Equity
   Fund                                            10.0%                                11.2%
 RiverSource Disciplined Small Cap
   Value Fund                                       3.0%                                 1.0%
                                       -----------------------------------------------------------------
                                                   15.7%                                13.4%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                         2.0%                                 1.5%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   9.4%                                12.6%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  5

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
Fund holdings at May 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                    18.8%                                17.3%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       1.6%                                 2.5%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                   5.4%                                17.7%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  3.0%                                 3.5%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             6.4%                                 7.9%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
 mortgage and agency securities
 RiverSource Diversified Bond Fund                  4.4%                                 5.7%
 RiverSource U.S. Government
   Mortgage Fund                                   20.4%                                 3.6%
                                       -----------------------------------------------------------------
                                                   24.8%                                 9.3%
                                       -----------------------------------------------------------------
SECTOR FUNDS
 RiverSource Dividend Opportunity
   Fund                                            15.8%                                16.3%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        3.5%                                 5.4%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Real Estate Fund                       3.3%                                 1.4%
 RiverSource Disciplined Equity
   Fund                                            10.4%                                10.8%
 RiverSource Disciplined Small Cap
   Value Fund                                       1.8%                                 1.0%
                                       -----------------------------------------------------------------
                                                   15.5%                                13.2%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                         3.0%                                 2.5%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   2.2%                                 4.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 6 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
Fund holdings at May 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                    19.9%                                18.0%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       1.8%                                 2.2%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                  18.3%                                25.0%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  2.3%                                 1.6%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             8.1%                                 9.0%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
 mortgage and agency securities
 RiverSource Diversified Bond Fund                  1.1%                                 2.7%
 RiverSource U.S. Government
   Mortgage Fund                                    6.8%                                 1.3%
                                       -----------------------------------------------------------------
                                                    7.9%                                 4.0%
                                       -----------------------------------------------------------------
SECTOR FUNDS
 RiverSource Dividend Opportunity
   Fund                                            16.5%                                17.3%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        6.8%                                 9.0%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Real Estate Fund                       4.4%                                 1.6%
 RiverSource Disciplined Equity
   Fund                                             6.8%                                 7.4%
 RiverSource Disciplined Small Cap
   Value Fund                                       2.5%                                 1.0%
                                       -----------------------------------------------------------------
                                                   13.7%                                10.0%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                         4.2%                                 3.4%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   0.5%                                 0.5%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  7

PERFORMANCE SUMMARIES

                           RIVERSOURCE INCOME BUILDER
                               BASIC INCOME FUND
                             PERFORMANCE COMPARISON
                        For the year ended May 31, 2007

                                  (BAR CHART)

RiverSource Income Builder Basic Income Fund Class
  A (excluding sales charge)                           +12.89

Lehman Brothers Aggregate Bond Index (unmanaged)        +6.66

Russell 3000 Value Index (unmanaged)                   +25.09

Citigroup 3-Month U.S. Treasury Bill Index
  (unmanaged)                                           +5.06

Blended Index (unmanaged)                              +10.89

(see "The Fund's Long-term Performance" for Index descriptions)
                RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
                             PERFORMANCE COMPARISON
                        For the year ended May 31, 2007

                                  (BAR CHART)

RiverSource Income Builder Moderate Income Fund
  Class A (excluding sales charge)                     +15.22

Lehman Brothers Aggregate Bond Index (unmanaged)        +6.66

Russell 3000(R) VALUE INDEX (UNMANAGED)                +25.09

CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX
  (UNMANAGED)                                           +5.06

BLENDED INDEX (UNMANAGED)                              +10.97

(see "The Fund's Long-term Performance" for Index descriptions)
                RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
                             PERFORMANCE COMPARISON
                        For the year ended May 31, 2007

                                  (BAR CHART)

RiverSource Income Builder Enhanced Income Fund
  Class A (excluding sales charge)                     +16.68

Lehman Brothers Aggregate Bond Index (unmanaged)        +6.66

Russell 3000(R) VALUE INDEX (UNMANAGED)                +25.09

CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX
  (UNMANAGED)                                           +5.06

BLENDED INDEX (UNMANAGED)                              +11.01

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Income Builder Basic Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT MAY 31, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)           +12.89%        +10.16%
 Class B (inception 2/16/06)           +12.01%         +9.29%
 Class C (inception 2/16/06)           +11.91%         +9.34%
 Class R4* (inception 2/16/06)         +13.02%        +10.36%
WITH SALES CHARGE
 Class A (inception 2/16/06)            +7.53%         +6.07%
 Class B (inception 2/16/06)            +7.01%         +6.24%
 Class C (inception 2/16/06)           +10.91%         +9.34%

AT JUNE 30, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)           +11.60%         +8.82%
 Class B (inception 2/16/06)           +10.73%         +7.96%
 Class C (inception 2/16/06)           +10.85%         +8.09%
 Class R4* (inception 2/16/06)         +11.83%         +9.01%
WITH SALES CHARGE
 Class A (inception 2/16/06)            +6.30%         +5.02%
 Class B (inception 2/16/06)            +5.73%         +5.10%
 Class C (inception 2/16/06)            +9.85%         +8.09%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 shares are available to institutional investors only.

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.46%             0.45%                   1.13%
 Class B                                                            1.22%             1.21%                   1.89%
 Class C                                                            1.21%             1.20%                   1.88%
 Class R4(c)                                                        0.48%             0.33%                   1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired Fund (underlying fund) fees and expenses" is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired Fund (underlying fund) fees and expenses," would have been 0.77% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.22% for Class A, 1.98% for Class B, 1.97% for Class C, and 1.10% for Class R4.
(c)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

                      RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  9

PERFORMANCE SUMMARIES

RiverSource Income Builder Moderate Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT MAY 31, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)           +15.22%        +11.80%
 Class B (inception 2/16/06)           +14.45%        +11.03%
 Class C (inception 2/16/06)           +14.45%        +11.12%
 Class R4* (inception 2/16/06)         +15.41%        +11.96%

WITH SALES CHARGE
 Class A (inception 2/16/06)            +9.75%         +7.65%
 Class B (inception 2/16/06)            +9.45%         +7.99%
 Class C (inception 2/16/06)           +13.45%        +11.12%

AT JUNE 30, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)           +13.72%        +10.31%
 Class B (inception 2/16/06)           +12.84%         +9.46%
 Class C (inception 2/16/06)           +12.73%         +9.54%
 Class R4* (inception 2/16/06)         +13.81%        +10.46%

WITH SALES CHARGE
 Class A (inception 2/16/06)            +8.32%         +6.45%
 Class B (inception 2/16/06)            +7.84%         +6.61%
 Class C (inception 2/16/06)           +11.73%         +9.54%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 shares are available to institutional investors only.

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.42%             0.42%                   1.15%
 Class B                                                            1.17%             1.17%                   1.90%
 Class C                                                            1.17%             1.17%                   1.90%
 Class R4(c)                                                        0.41%             0.33%                   1.06%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired Fund (underlying fund) fees and expenses" is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired Fund (underlying fund) fees and expenses," would have been 0.83% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, and 1.16% for Class R4.
(c)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Income Builder Enhanced Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT MAY 31, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)           +16.68%        +12.88%
 Class B (inception 2/16/06)           +15.74%        +12.06%
 Class C (inception 2/16/06)           +15.75%        +12.08%
 Class R4* (inception 2/16/06)         +16.82%        +13.09%

WITH SALES CHARGE
 Class A (inception 2/16/06)           +11.13%         +8.69%
 Class B (inception 2/16/06)           +10.74%         +9.04%
 Class C (inception 2/16/06)           +14.75%        +12.08%

AT JUNE 30, 2007
                                                       SINCE
WITHOUT SALES CHARGE                   1 YEAR        INCEPTION
 Class A (inception 2/16/06)           +14.97%        +11.12%
 Class B (inception 2/16/06)           +14.15%        +10.30%
 Class C (inception 2/16/06)           +14.05%        +10.32%
 Class R4* (inception 2/16/06)         +15.11%        +11.24%

WITH SALES CHARGE
 Class A (inception 2/16/06)            +9.50%         +7.23%
 Class B (inception 2/16/06)            +9.15%         +7.47%
 Class C (inception 2/16/06)           +13.05%        +10.32%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 shares are available to institutional investors only.

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.43%             0.43%                   1.22%
 Class B                                                            1.19%             1.19%                   1.98%
 Class C                                                            1.18%             1.18%                   1.97%
 Class R4(c)                                                        0.42%             0.33%                   1.12%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired Fund (underlying fund) fees and expenses" is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired Fund (underlying fund) fees and expenses," would have been 0.91% for all classes. The "Total Fund and Acquired Fund (underlying fund) fees and expenses" would have been 1.34% for Class A, 2.10% for Class B, 2.09% for Class C, and 1.24% for Class R4.
(c)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  11

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Colin Lundgren and Erol Sonderegger discuss the results and positioning for each RiverSource Income Builder Series fund for the 12 months ended May 31, 2007.

Q: How did each RiverSource Income Builder Series Fund perform for the fiscal year?

A: All three Funds of the RiverSource Income Builder Series outperformed their respective blended benchmarks during the reporting period. All Fund returns listed below are for Class A shares (excluding sales charge) for the 12-month period ended May 31, 2007.

   - RiverSource Income Builder Basic Income Fund advanced 12.89%. The Fund's blended benchmark as of May 31, 2007, composed of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, returned 10.89% for the period.

   - RiverSource Income Builder Moderate Income Fund gained 15.22%. The Fund's blended benchmark as of May 31, 2007, composed of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, returned 10.97% for the period.

   - RiverSource Income Builder Enhanced Income Fund rose 16.68%. The Fund's blended benchmark as of May 31, 2007, composed of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, returned 11.01% for the period.

   The Funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, rose 6.66%. The Funds' domestic equity benchmark, the Russell 3000 Value Index, increased 25.09%, while the cash benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, advanced 5.06%. Index returns are for the 12-month period ended May 31, 2007.

   WITHIN FIXED INCOME, AN EMPHASIS ON THE HIGHER YIELDING SECTORS OF THE BOND MARKET SUPPORTED RELATIVE RESULTS.


Q: What factors most significantly affected each Fund's performance during the annual period?

A: For all three Funds of the RiverSource Income Builder Series, a significant allocation to equities helped performance, as stocks outperformed bonds by a wide margin during the period.

   Within equities, maintaining significant allocations to international equities and to real estate investment trusts (REITs), through RiverSource Disciplined International Equity Fund and RiverSource Real Estate Fund, respectively, helped performance. These two equity segments were among the best performing asset classes during the period, each posting robust double-digit annual returns. Positions in RiverSource Dividend Opportunity Fund and RiverSource Disciplined International Equity Fund also contributed positively to the Funds' performance, as these underlying funds outperformed their respective benchmarks.

   Within fixed income, an emphasis on the higher yielding sectors of the bond market supported relative results. In particular, allocations to RiverSource High Yield Bond Fund, RiverSource Floating Rate Fund and RiverSource Emerging Markets Bond Fund helped performance. U.S. high yield bonds, high yield bank loans and emerging markets bonds each posted strong results that outpaced the Lehman Brothers Aggregate Bond Index for the period, as generally favorable economic conditions in both the U.S. and abroad led to outperformance of the riskier, more credit-sensitive sectors of the bond market. An allocation to RiverSource Absolute Return Currency and Income Fund contributed positively to the Funds' performance, as the underlying fund outpaced cash and most fixed income sectors for the annual period.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

   Conversely, as interest rates moved modestly lower during the fiscal year, a comparatively short duration stance via positioning in the underlying funds hurt the results of the Income Builder Series Funds. Duration is a measure of the Funds' sensitivity to changes in interest rates. An allocation to Treasury Inflation Protected Securities (TIPS), through RiverSource Inflation Protected Securities Fund, also detracted from the Funds' results, as TIPS underperformed the broader fixed income market for the 12-month period. Finally, an allocation to global bonds hurt relative performance, as non-U.S. dollar bonds underperformed U.S. Treasuries for the annual period. While the U.S. dollar weakened modestly versus other major currencies during the fiscal year, which helped the Funds' results, this was more than offset by the detracting effect of rising interest rates in Europe, the U.K. and Japan. Non-U.S. dollar bonds, or bonds denominated in foreign currencies, gained only 1.9% in U.S. dollar terms during the annual period compared with a 5.9% advance in U.S. Treasuries during the same period.

Q: What changes did you make to the Funds' portfolios and how are they currently positioned?

A: During the 12 months, we reduced the Funds' allocation to RiverSource
   Emerging Markets Bond Fund and rotated the proceeds into RiverSource U.S. Government Mortgage Fund and RiverSource Diversified Bond Fund. We also increased the Funds' exposure to RiverSource Absolute Return Currency and Income Fund with a corresponding reduction in allocation to RiverSource Cash Management Fund. We reduced the Funds' position in RiverSource Global Bond Fund.

   In RiverSource Income Builder Basic Income Fund and RiverSource Income Builder Moderate Income Fund, we maintained overall equity exposure during the fiscal year, but within the asset class, we added to positions in RiverSource Disciplined Equity Fund and RiverSource Disciplined International Equity Fund and modestly reduced exposure to RiverSource Dividend Opportunity Fund. In RiverSource Income Builder Enhanced Income Fund, we increased equity exposure as a whole, boosting positions held in RiverSource Disciplined International Equity Fund and RiverSource Disciplined Equity Fund.

   At the end of the period, the Funds maintained their tilt away from bonds in favor of equities, although each Fund in the RiverSource Income Builder Series held an allocation to equities slightly below the maximum long-term target allocation in their respective blended benchmarks. Within equities, we maintained an emphasis on international stocks over U.S. stocks and favored U.S. large-cap stocks over small-cap stocks. While we had materially reduced the Funds' weightings in emerging market bonds and high yield corporate bonds during the past several quarters, the Funds maintained their significant exposure to these two lower quality sectors of the fixed income market plus floating rate bank loans, as we expect these sectors to continue to perform well should the economy expand at near-trend rates and corporate profits remain healthy. The Funds also maintained their comparatively shorter duration stance through an emphasis on cash, floating rate securities and mortgage securities.

   WITHIN EQUITIES, WE MAINTAINED AN EMPHASIS ON INTERNATIONAL STOCKS OVER U.S. STOCKS AND FAVORED U.S. LARGE-CAP STOCKS OVER SMALL-CAP STOCKS.


Q: What is the Funds' tactical view and strategy for the months ahead?

A: The three Funds of the RiverSource Income Builder Series will continue to follow a quantitative discipline that seeks to generate a high level of income, capital growth and manage downside risk. Sector allocation changes are implemented monthly and may be due to changes in yields, valuations, price momentum and correlations to other asset classes. Each of the underlying funds is managed to generate competitive performance versus a benchmark and peer group as well.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  13

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Basic Income Fund Class A shares (from 2/16/06 to 5/31/07)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Value Index, as well as a Blended Index, consisting of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

COMPARATIVE RESULTS

Results at May 31, 2007
                                                             SINCE
                                            1 YEAR        INCEPTION(5)
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000        $10,753         $10,787
        Average annual total return           +7.53%          +6.07%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000         $10,666         $10,530
        Average annual total return           +6.66%          +4.23%
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000         $12,509         $12,667
        Average annual total return          +25.09%         +20.81%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000         $10,506         $10,625
        Average annual total return           +5.06%          +4.96%
BLENDED INDEX(4)
        Cumulative value of $10,000         $11,089         $11,046
        Average annual total return          +10.89%          +8.28%

Results for other share classes can be found on page 9.

--------------------------------------------------------------------------------

 14 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER BASIC INCOME CLASS A FUND LINE GRAPH)

                                RIVERSOURCE
                              INCOME BUILDER
                             BASIC INCOME FUND
                             CLASS A (INCLUDES    LEHMAN BROTHERS                          CITIGROUP 3-MONTH
                               SALES CHARGE)       AGGREGATE BOND     RUSSELL 3000 VALUE   U.S. TREASURY BILL   BLENDED INDEX(4)
                                 ($10,787)       INDEX(1) ($10,530)   INDEX(2) ($12,667)   INDEX(3) ($10,625)       ($11,046)
                             -----------------   ------------------   ------------------   ------------------   ----------------
2/16/2006                         9525.00             10000.00             10000.00             10000.00            10000.00
5/31/06                           9555.00              9873.00             10126.00             10114.00             9962.00
8/31/06                           9855.00             10181.00             10594.00             10237.00            10291.00
11/30/06                         10252.00             10458.00             11428.00             10364.00            10686.00
2/28/07                          10464.00             10553.00             11640.00             10492.00            10814.00
5/31/07                          10787.00             10530.00             12667.00             10625.00            11046.00

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Blended Index consists of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.
(5) Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  15

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Moderate Income Fund Class A shares (from 2/16/06 to 5/31/07)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

COMPARATIVE RESULTS

Results at May 31, 2007
                                                             SINCE
                                            1 YEAR        INCEPTION(5)
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000        $10,975         $10,993
        Average annual total return           +9.75%          +7.65%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000         $10,666         $10,530
        Average annual total return           +6.66%          +4.23%
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000         $12,509         $12,667
        Average annual total return          +25.09%         +20.81%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000         $10,506         $10,625
        Average annual total return           +5.06%          +4.96%
BLENDED INDEX(4)
        Cumulative value of $10,000         $11,097         $11,042
        Average annual total return          +10.97%          +8.24%

Results for other share classes can be found on page 10.

--------------------------------------------------------------------------------

 16 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER MODERAGE INCOME CLASS A FUND LINE GRAPH)

                                RIVERSOURCE
                              INCOME BUILDER
                              MODERAGE INCOME
                               FUND CLASS A       LEHMAN BROTHERS                          CITIGROUP 3-MONTH
                              (INCLUDES SALES      AGGREGATE BOND     RUSSELL 3000 VALUE   U.S. TREASURY BILL   BLENDED INDEX(4)
                             CHARGE) ($10,993)   INDEX(1) ($10,530)   INDEX(2) ($12,667)   INDEX(3) ($10,625)       ($11,042)
                             -----------------   ------------------   ------------------   ------------------   ----------------
2/16/2006                           9525               10000                10000                10000                10000
5/31/06                             9541                9873                10126                10114                 9950
8/31/06                             9904               10181                10594                10237                10288
11/30/06                           10342               10458                11428                10364                10692
2/28/07                            10591               10553                11640                10492                10818
5/31/07                            10993               10530                12667                10625                11042

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Blended Index consists of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index.
(5) Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Enhanced Income Fund Class A shares (from 2/16/06 to 5/31/07)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

COMPARATIVE RESULTS

Results at May 31, 2007
                                                             SINCE
                                            1 YEAR        INCEPTION(5)
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000        $11,113         $11,130
        Average annual total return          +11.13%          +8.69%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000         $10,666         $10,530
        Average annual total return           +6.66%          +4.23%
RUSSELL 3000 VALUE INDEX(2)
        Cumulative value of $10,000         $12,509         $12,667
        Average annual total return          +25.09%         +20.81%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000         $10,506         $10,625
        Average annual total return           +5.06%          +4.96%
BLENDED INDEX(4)
        Cumulative value of $10,000         $11,101         $11,039
        Average annual total return          +11.01%          +8.22%

Results for other share classes can be found on page 11.

--------------------------------------------------------------------------------

 18 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER ENHANCED INCOME CLASS A FUND LINE GRAPH)

                                RIVERSOURCE
                              INCOME BUILDER
                              ENHANCED INCOME
                               FUND CLASS A       LEHMAN BROTHERS                          CITIGROUP 3-MONTH
                              (INCLUDES SALES      AGGREGATE BOND     RUSSELL 3000 VALUE   U.S. TREASURY BILL   BLENDED INDEX(4)
                             CHARGE) ($11,130)   INDEX(1) ($10,530)   INDEX(2) ($12,667)   INDEX(3) ($10,625)       ($11,039)
                             -----------------   ------------------   ------------------   ------------------   ----------------
2/16/2006                         9525.00             10000.00             10000.00             10000.00            10000.00
5/31/06                           9539.00              9873.00             10126.00             10114.00             9944.00
8/31/06                           9887.00             10181.00             10594.00             10237.00            10287.00
11/30/06                         10349.00             10458.00             11428.00             10364.00            10694.00
2/28/07                          10668.00             10553.00             11640.00             10492.00            10820.00
5/31/07                          11130.00             10530.00             12667.00             10625.00            11039.00

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4) The Blended Index consists of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index.
(5) Fund data is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index, Citigroup 3-month U.S. Treasury Bill Index and Blended Index is from March 1, 2006.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  19

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 20 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

RiverSource Income Builder Basic Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          DEC. 1, 2006          MAY 31, 2007          THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,052.20               $2.30                    $5.73
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.69               $2.27                    $5.65
 Class B
   Actual(d)                                 $1,000               $1,047.60               $6.18                    $9.60
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.90               $6.09                    $9.46
 Class C
   Actual(d)                                 $1,000               $1,047.70               $6.08(e)                 $9.50(e)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.00               $5.99(e)                 $9.36(e)
 Class R4
   Actual(d)                                 $1,000               $1,052.70               $1.48(e)                 $4.91(e)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.49               $1.46(e)                 $4.84(e)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)          NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)        EXPENSES
 Class A                                                              .45%                  .67%                  1.12%
 Class B                                                             1.21%                  .67%                  1.88%
 Class C                                                             1.19%                  .67%                  1.86%
 Class R4                                                             .29%                  .67%                   .96%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.76% for all classes. Had these commitments not been in place for the entire six month period ended May 31, 2007, the actual expenses paid would have been $6.19 for Class A, $10.06 for Class B, $9.96 for Class C and $5.37 for Class R4 and the hypothetical expenses paid would have been $6.10 for Class A, $9.92 for Class B, $9.82 for Class C and $5.30 for Class R4.
(d) Based on the actual return for the six months ended May 31, 2007: +5.22% for Class A, +4.76% for Class B, +4.77% for Class C and +5.27% for Class R4.
(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 1.20% for Class C and 0.33% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective June 1, 2007. If these changes had been in place for the entire six month period ended May 31, 2007, the actual direct expenses paid would have been $1.69 for Class R4 and the hypothetical direct expenses paid would have been $1.66 for Class R4. Additionally, had these changes been in place for the entire six month period ended May 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.58 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.50 for Class R4. For Class C, the actual and hypothetical expenses paid would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  21

RiverSource Income Builder Moderate Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          DEC. 1, 2006          MAY 31, 2007          THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,062.90               $2.06                    $5.76
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.94               $2.02                    $5.65
 Class B
   Actual(d)                                 $1,000               $1,059.40               $5.90                    $9.60
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.20               $5.79                    $9.41
 Class C
   Actual(d)                                 $1,000               $1,063.50               $5.92(e)                 $9.62(e)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.20               $5.79(e)                 $9.41(e)
 Class R4
   Actual(d)                                 $1,000               $1,076.00               $1.50(e)                 $5.23(e)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.49               $1.46(e)                 $5.10(e)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .40%                  .72%                  1.12%
 Class B                                                             1.15%                  .72%                  1.87%
 Class C                                                             1.15%                  .72%                  1.87%
 Class R4                                                             .29%                  .72%                  1.01%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended May 31, 2007, the actual expenses paid would have been $6.31 for Class A, $10.18 for Class B, $10.17 for Class C and $5.75 for Class R4 and the hypothetical expenses paid would have been $6.15 for Class A, $9.92 for Class B, $9.92 for Class C and $5.60 for Class R4.
(d) Based on the actual return for the six months ended May 31, 2007: +6.29% for Class A, +5.94% for Class B, +5.94% for Class C and +6.35% for Class R4.
(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 1.20% for Class C and 0.33% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective June 1, 2007. If these changes had been in place for the entire six month period ended May 31, 2007, the actual direct expenses paid would have been $1.71 for Class R4 and the hypothetical direct expenses paid would have been $1.66 for Class R4. Additionally, had these changes been in place for the entire six month period ended May 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.43 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.30 for Class R4. For Class C, the actual and hypothetical expenses paid would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

RiverSource Income Builder Enhanced Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          DEC. 1, 2006          MAY 31, 2007          THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,075.40               $2.17                     $6.21
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.84               $2.12                     $6.05
 Class B
   Actual(d)                                 $1,000               $1,071.70               $6.04                    $10.07
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.10               $5.89                     $9.82
 Class C
   Actual(d)                                 $1,000               $1,070.70               $6.04(e)                 $10.07(e)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.10               $5.89(e)                  $9.82(e)
 Class R4
   Actual(d)                                 $1,000               $1,076.00               $1.50(e)                  $5.54(e)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.49               $1.46(e)                  $5.40(e)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)          NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)        EXPENSES
 Class A                                                              .42%                  .78%                  1.20%
 Class B                                                             1.17%                  .78%                  1.95%
 Class C                                                             1.17%                  .78%                  1.95%
 Class R4                                                             .29%                  .78%                  1.07%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.89% for all classes. Had these commitments not been in place for the entire six month period ended May 31, 2007, the actual expenses paid would have been $6.74 for Class A, $10.58 for Class B, $10.58 for Class C and $6.07 for Class R4 and the hypothetical expenses paid would have been $6.61 for Class A, $10.37 for Class B, $10.37 for Class C and $5.95 for Class R4.
(d) Based on the actual return for the six months ended May 31, 2007: +7.54% for Class A, +7.17% for Class B, +7.07% for Class C and +7.60% for Class R4.
(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 1.20% for Class C and 0.33% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective June 1, 2007. If these changes had been in place for the entire six month period ended May 31, 2007, the actual direct expenses paid would have been $1.70 for Class R4 and the hypothetical direct expenses paid would have been $1.66 for Class R4. Additionally, had these changes been in place for the entire six month period ended May 31, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.71 for Class R4; the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.60 for Class R4. For Class C, the actual and hypothetical expenses paid would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  23

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund
MAY 31, 2007
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (59.0%)(b)
                                                  SHARES                   VALUE(A)
FLOATING RATE (9.7%)
RiverSource Floating Rate Fund                    2,295,165             $23,204,114
-----------------------------------------------------------------------------------

GLOBAL BOND (2.5%)
RiverSource Global Bond Fund                        925,905               6,083,195
-----------------------------------------------------------------------------------

HIGH YIELD (2.9%)
RiverSource High Yield Bond Fund                  2,283,911               6,897,412
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.4%)
RiverSource Inflation Protected Securities
 Fund                                             1,088,211              10,446,830
-----------------------------------------------------------------------------------

INTERNATIONAL (3.0%)
RiverSource Emerging Markets Bond Fund              672,519               7,175,782
-----------------------------------------------------------------------------------

INVESTMENT GRADE (36.5%)
RiverSource Diversified Bond Fund                 3,102,195              14,983,603
RiverSource U.S. Government Mortgage Fund        14,464,769              72,323,845
                                                                    ---------------
Total                                                                    87,307,448
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $140,813,529)                                                   $141,114,781
-----------------------------------------------------------------------------------

EQUITY FUNDS (29.7%)(b)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (10.0%)
RiverSource Dividend Opportunity Fund             2,417,811             $23,815,441
-----------------------------------------------------------------------------------

INTERNATIONAL (4.0%)
RiverSource Disciplined International Equity
 Fund                                               814,556               9,619,906
-----------------------------------------------------------------------------------

REAL ESTATE (2.7%)
RiverSource Real Estate Fund                        369,873               6,498,667
-----------------------------------------------------------------------------------

U.S. LARGE CAP (10.0%)
RiverSource Disciplined Equity Fund               3,108,182              23,839,758
-----------------------------------------------------------------------------------

U.S. SMALL CAP (3.0%)
RiverSource Disciplined Small Cap Value Fund        625,908               7,104,051
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $63,136,967)                                                     $70,877,823
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(b)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                        458,251              $4,774,973
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $4,654,629)                                                       $4,774,973
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (9.4%)(b)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                 22,416,490             $22,416,490
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $22,416,490)                                                     $22,416,490
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $231,021,615)(c)                                                $239,184,067
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At May 31, 2007, the cost of securities for federal income tax purposes was $231,029,063 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $8,497,919
Unrealized depreciation                                                (342,915)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $8,155,004
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund
MAY 31, 2007
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (60.1%)(b)
                                                  SHARES                   VALUE(A)

FLOATING RATE (18.8%)
RiverSource Floating Rate Fund                   10,103,165            $102,142,996
-----------------------------------------------------------------------------------

GLOBAL BOND (1.6%)
RiverSource Global Bond Fund                      1,342,185               8,818,153
-----------------------------------------------------------------------------------

HIGH YIELD (5.4%)2
RiverSource High Yield Bond Fund                  9,744,199              29,427,482
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.1%)
RiverSource Inflation Protected Securities
 Fund                                             1,721,646              16,527,797
-----------------------------------------------------------------------------------

INTERNATIONAL (6.4%)
RiverSource Emerging Markets Bond Fund            3,268,655              34,876,554
-----------------------------------------------------------------------------------

INVESTMENT GRADE (24.8%)
RiverSource Diversified Bond Fund                 4,976,360              24,035,818
RiverSource U.S. Government Mortgage Fund        22,045,457             110,227,284
                                                                    ---------------
Total                                                                   134,263,102
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $323,605,286)                                                   $326,056,084
-----------------------------------------------------------------------------------

EQUITY FUNDS (34.8%)(b)
                                                  SHARES                   VALUE(A)

DIVIDEND INCOME (15.8%)
RiverSource Dividend Opportunity Fund             8,691,834             $85,614,568
-----------------------------------------------------------------------------------

INTERNATIONAL (3.5%)
RiverSource Disciplined International Equity
 Fund                                             1,628,523              19,232,853
-----------------------------------------------------------------------------------

REAL ESTATE (3.3%)
RiverSource Real Estate Fund                      1,009,676              17,740,007
-----------------------------------------------------------------------------------

U.S. LARGE CAP (10.4%)
RiverSource Disciplined Equity Fund               7,344,850              56,335,000
-----------------------------------------------------------------------------------

U.S. SMALL CAP (1.8%)
RiverSource Disciplined Small Cap Value Fund        861,899               9,782,557
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $167,801,211)                                                   $188,704,985
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (3.0%)(b)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      1,561,489             $16,270,718
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $15,823,375)                                                     $16,270,718
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (2.2%)(b)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                 11,957,059             $11,957,059
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $11,957,059)                                                     $11,957,059
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $519,186,931)(c)                                                $542,988,846
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At May 31, 2007, the cost of securities for federal income tax purposes was $519,220,698 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $24,313,288
Unrealized depreciation                                                 (545,140)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $23,768,148
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  25

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund
MAY 31, 2007
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (58.3%)(b)
                                                  SHARES                   VALUE(A)

FLOATING RATE (19.9%)
RiverSource Floating Rate Fund                    6,236,794             $63,053,987
-----------------------------------------------------------------------------------

GLOBAL BOND (1.8%)
RiverSource Global Bond Fund                        861,683               5,661,254
-----------------------------------------------------------------------------------

HIGH YIELD (18.3%)
RiverSource High Yield Bond Fund                 19,205,641              58,001,036
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (2.3%)
RiverSource Inflation Protected Securities
 Fund                                               743,816               7,140,634
-----------------------------------------------------------------------------------

INTERNATIONAL (8.1%)
RiverSource Emerging Markets Bond Fund            2,387,422              25,473,797
-----------------------------------------------------------------------------------

INVESTMENT GRADE (7.9%)
RiverSource Diversified Bond Fund                   708,558               3,422,335
RiverSource U.S. Government Mortgage Fund         4,283,888              21,419,441
                                                                    ---------------
Total                                                                    24,841,776
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $180,906,442)                                                   $184,172,484
-----------------------------------------------------------------------------------

EQUITY FUNDS (37.0%)(b)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (16.5%)
RiverSource Dividend Opportunity Fund             5,289,441             $52,100,996
-----------------------------------------------------------------------------------

INTERNATIONAL (6.8%)
RiverSource Disciplined International Equity
 Fund                                             1,830,185              21,614,480
-----------------------------------------------------------------------------------

REAL ESTATE (4.4%)
RiverSource Real Estate Fund                        797,540              14,012,780
-----------------------------------------------------------------------------------

U.S. LARGE CAP (6.8%)
RiverSource Disciplined Equity Fund               2,796,372              21,448,176
-----------------------------------------------------------------------------------

U.S. SMALL CAP (2.5%)
RiverSource Disciplined Small Cap Value Fund        695,365               7,892,392
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $103,863,674)                                                   $117,068,824
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)(b)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      1,282,688             $13,365,614
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $12,983,064)                                                     $13,365,614
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (0.5%)(b)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,735,923              $1,735,923
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,735,923)                                                       $1,735,923
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $299,489,103)(c)                                                $316,342,845
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(c) At May 31, 2007, the cost of securities for federal income tax purposes was $299,524,137 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $16,947,016
Unrealized depreciation                                                 (128,308)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $16,818,708
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                               RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                                              INCOME BUILDER         INCOME BUILDER          INCOME BUILDER
                                                               BASIC INCOME          MODERATE INCOME         ENHANCED INCOME
MAY 31, 2007                                                       FUND                   FUND                    FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $231,021,615, $519,186,931 and
   $299,489,103, respectively)                                 $239,184,067           $542,988,846            $316,342,845
Capital shares receivable                                           921,014              2,245,689               1,045,484
Dividends receivable                                                128,599                271,494                 169,342
Receivable for investments sold                                   2,000,000              5,500,000               8,000,000
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                    242,233,680            551,006,029             325,557,671
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              127,540                205,322                 457,028
Payable for investments purchased                                 2,961,188              7,766,525               8,949,879
Accrued distribution fee                                             54,039                122,013                  71,752
Accrued transfer agency fee                                             447                  1,123                     667
Accrued administrative services fee                                     130                    296                     173
Accrued plan administrative services fee                                 23                      5                       9
Other accrued expenses                                               45,973                 64,810                  45,539
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,189,340              8,160,094               9,525,047
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $239,044,340           $542,845,935            $316,032,624
============================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                       $    221,653           $    494,054            $    285,229
Additional paid-in capital                                      229,286,230            515,414,921             296,066,666
Undistributed net investment income                                  31,324                 38,463                  43,463
Accumulated net realized gain (loss)                              1,342,681              3,096,582               2,783,524
Unrealized appreciation (depreciation) on investments             8,162,452             23,801,915              16,853,742
----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                               $239,044,340           $542,845,935            $316,032,624
============================================================================================================================

Net assets applicable to outstanding shares:   Class A                  $197,480,474           $458,497,113
                                               Class B                  $ 33,369,169           $ 68,996,638
                                               Class C                  $  8,088,151           $ 15,332,314
                                               Class R4                 $    106,546           $     19,870
Outstanding shares of capital stock:           Class A shares             18,306,514             41,715,177
                                               Class B shares              3,098,661              6,291,731
                                               Class C shares                750,276              1,396,682
                                               Class R4 shares                 9,868                  1,806
Net asset value per share:                     Class A                  $      10.79           $      10.99
                                               Class B                  $      10.77           $      10.97
                                               Class C                  $      10.78           $      10.98
                                               Class R4                 $      10.80           $      11.00
-------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding shares:    $266,493,709
                                                $ 38,769,941
                                                $ 10,729,906
                                                $     39,068
Outstanding shares of capital stock:              24,047,577
                                                   3,502,670
                                                     969,089
                                                       3,524
Net asset value per share:                      $      11.08
                                                $      11.07
                                                $      11.07
                                                $      11.09
------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  27

STATEMENT OF OPERATIONS

                                                               RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                                              INCOME BUILDER         INCOME BUILDER          INCOME BUILDER
                                                               BASIC INCOME          MODERATE INCOME         ENHANCED INCOME
YEAR ENDED MAY 31, 2007                                            FUND                   FUND                    FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds          $ 5,736,778             $13,607,760             $ 9,172,700
----------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                         266,605                 620,930                 388,750
   Class B                                                         179,793                 371,546                 241,288
   Class C                                                          36,091                  72,544                  61,000
Transfer agency fee
   Class A                                                          71,004                 187,698                 117,917
   Class B                                                          13,087                  30,253                  19,619
   Class C                                                           2,514                   5,802                   4,886
   Class R4                                                             73                      11                      20
Service fee -- Class R4                                                 62                      12                      18
Administrative services fees and expenses                           25,671                  58,560                  37,153
Plan administration services fee -- Class R4                           184                      17                      43
Custodian fees                                                         759                     775                     567
Printing and postage                                                 6,234                  22,700                  11,332
Registration fees                                                  128,210                 154,474                 120,428
Audit fees                                                          16,500                  16,500                  16,500
Other                                                                6,992                   7,969                   4,478
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     753,779               1,549,791               1,023,999
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                      (12,724)                     (8)                    (23)
----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                 741,055               1,549,783               1,023,976
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  4,995,723              12,057,977               8,148,724
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
   Sales of underlying affiliated funds (Note 3)                   745,270               1,758,074               2,214,506
   Capital gain distributions from underlying funds              1,180,060               2,689,433               1,367,518
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          1,925,330               4,447,507               3,582,024
Net change in unrealized appreciation (depreciation) on
   investments                                                   8,303,647              24,381,476              17,435,810
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  10,228,977              28,828,983              21,017,834
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $15,224,700             $40,886,960             $29,166,558
============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                              RIVERSOURCE                                RIVERSOURCE
                                                   INCOME BUILDER BASIC INCOME FUND          INCOME BUILDER MODERATE INCOME FUND
                                                                  FOR THE PERIOD FROM                         FOR THE PERIOD FROM
                                                  MAY 31, 2007     FEB. 16, 2006(A)         MAY 31, 2007       FEB. 16, 2006(A)
                                                   YEAR ENDED       TO MAY 31, 2006          YEAR ENDED         TO MAY 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                   $  4,995,723        $    94,859           $ 12,057,977          $   241,817
Net realized gain (loss) on sales of investments     1,925,330             (1,181)             4,447,507                   --
Net change in unrealized appreciation
   (depreciation) on investments                     8,303,647           (141,672)            24,381,476             (580,209)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  15,224,700            (47,994)            40,886,960             (338,392)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (4,704,031)           (76,415)           (11,538,368)            (206,945)
      Class B                                         (661,655)           (16,399)            (1,445,188)             (31,620)
      Class C                                         (134,563)            (2,469)              (283,067)              (4,851)
      Class R4                                          (6,530)              (266)                  (740)                (207)
Net realized gain
      Class A                                          (37,577)                --                (96,904)                  --
      Class B                                           (6,423)                --                (14,179)                  --
      Class C                                           (1,275)                --                 (2,705)                  --
      Class R4                                             (58)                --                     (4)                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (5,552,112)           (95,549)           (13,381,155)            (243,623)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                         183,856,568         19,465,304            405,161,074           57,688,458
   Class B shares                                   31,758,854          4,864,449             62,874,133           10,479,846
   Class C shares                                    7,471,559            689,934             13,375,001            1,921,240
   Class R4 shares                                     173,969             35,000                 58,537               50,025
Reinvestment of distributions at net asset value
   Class A shares                                    4,277,858             65,275             10,469,811              182,337
   Class B shares                                      627,552             14,755              1,345,946               29,187
   Class C shares                                      113,576              2,176                230,767                3,935
   Class R4 shares                                       6,124                163                    258                   98
Payments for redemptions
   Class A shares                                  (17,946,648)          (247,683)           (37,221,790)            (720,800)
   Class B shares (Note 2)                          (5,113,877)          (106,089)            (8,947,264)            (192,367)
   Class C shares (Note 2)                            (465,200)               (19)              (860,076)              (5,211)
   Class R4 shares                                    (128,787)                --                (81,653)             (20,000)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                              204,631,548         24,783,265            446,404,744           69,416,748
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets            214,304,136         24,639,722            473,910,549           68,834,733
Net assets at beginning of year (Note 1)            24,740,204            100,482(b)          68,935,386              100,653(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $239,044,340        $24,740,204           $542,845,935          $68,935,386
=================================================================================================================================
Undistributed net investment income               $     31,324        $     6,262           $     38,463          $    10,733
---------------------------------------------------------------------------------------------------------------------------------

(a)  When shares became publicly available.
(b) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $482 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).
(c) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $653 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  29

                                                                           RIVERSOURCE
                                                               INCOME BUILDER ENHANCED INCOME FUND
                                                                                FOR THE PERIOD FROM
                                                              MAY 31, 2007       FEB. 16, 2006(A)
                                                               YEAR ENDED         TO MAY 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  8,148,724          $   233,928
Net realized gain (loss) on sales of investments                 3,582,024             (582,671)
Net change in unrealized appreciation (depreciation) on
   investments                                                  17,435,810                   --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   29,166,558             (348,743)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                                   (7,504,790)            (194,160)
      Class B                                                     (983,690)             (34,517)
      Class C                                                     (247,532)              (6,772)
      Class R4                                                      (1,678)                (191)
Net realized gain
      Class A                                                     (147,447)                  --
      Class B                                                      (23,066)                  --
      Class C                                                       (5,595)                  --
      Class R4                                                         (30)                  --
---------------------------------------------------------------------------------------------------
Total distributions                                             (8,913,828)            (235,640)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                     219,075,982           50,658,429
   Class B shares                                               32,082,197            9,771,252
   Class C shares                                                8,505,388            2,089,812
   Class R4 shares                                                   1,881               22,500
Reinvestment of distributions at net asset value
   Class A shares                                                6,669,701              165,641
   Class B shares                                                  876,697               29,969
   Class C shares                                                  207,039                5,240
   Class R4 shares                                                   1,193                   74
Payments for redemptions
   Class A shares                                              (25,861,840)            (788,395)
   Class B shares (Note 2)                                      (6,377,708)            (134,406)
   Class C shares (Note 2)                                        (735,578)              (1,411)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                234,444,952           61,818,705
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        254,697,682           61,234,322
Net assets at beginning of year (Note 1)                        61,334,942              100,620(b)
---------------------------------------------------------------------------------------------------
Net assets at end of year                                     $316,032,624          $61,334,942
===================================================================================================
Undistributed net investment income                           $     43,463          $    10,073
---------------------------------------------------------------------------------------------------

(a)  When shares became publicly available.
(b) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $620 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC or an affiliate acts as investment manager or principal underwriter. For each Fund, on Feb. 9, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $100,000 (7,000 shares for Class A; 1,000 shares for Class B, Class C and Class R4, respectively), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on Feb. 16, 2006.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to RiverSource Income Builder Basic Income Fund and RiverSource Income Builder Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  31

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to capital loss carryforwards and losses due to wash sales and excise tax regulations. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                              RIVERSOURCE           RIVERSOURCE             RIVERSOURCE
                                                            INCOME BUILDER         INCOME BUILDER          INCOME BUILDER
                                                           BASIC INCOME FUND    MODERATE INCOME FUND    ENHANCED INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                           $(536,118)           $(1,237,116)             $(622,356)
Undistributed net investment income                              536,118              1,237,116                622,356
----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)                $      --            $        --              $      --
----------------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the periods indicated is as follows:

                                                                                      FOR THE PERIOD FROM
                                                                      YEAR ENDED      FEB. 16, 2006(A) TO
                                                                     MAY 31, 2007        MAY 31, 2006
----------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................         $ 4,741,608           $ 76,415
      Long-term capital gain................................                  --                 --
CLASS B
Distributions paid from:
      Ordinary income.......................................             668,078             16,399
      Long-term capital gain................................                  --                 --
CLASS C
Distributions paid from:
      Ordinary income.......................................             135,838              2,469
      Long-term capital gain................................                  --                 --
CLASS R4(B)
Distributions paid from:
      Ordinary income.......................................               6,588                266
      Long-term capital gain................................                  --                 --

--------------------------------------------------------------------------------

 32 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

                                                                                      FOR THE PERIOD FROM
                                                                      YEAR ENDED      FEB. 16, 2006(A) TO
                                                                     MAY 31, 2007        MAY 31, 2006
----------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................         $11,635,272           $206,945
      Long-term capital gain................................                  --                 --
CLASS B
Distributions paid from:
      Ordinary income.......................................           1,459,367             31,620
      Long-term capital gain................................                  --                 --
CLASS C
Distributions paid from:
      Ordinary income.......................................             285,772              4,851
      Long-term capital gain................................                  --                 --
CLASS R4(B)
Distributions paid from:
      Ordinary income.......................................                 744                207
      Long-term capital gain................................                  --                 --
RiverSource Income Builder Enhanced Income Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................           7,652,237            194,160
      Long-term capital gain................................                  --                 --
CLASS B
Distributions paid from:
      Ordinary income.......................................           1,006,756             34,517
      Long-term capital gain................................                  --                 --
CLASS C
Distributions paid from:
      Ordinary income.......................................             253,127              6,772
      Long-term capital gain................................                  --                 --
CLASS R4(B)
Distributions paid from:
      Ordinary income.......................................               1,708                191
      Long-term capital gain................................                  --                 --

 (a) When shares became publicly available.
 (b) Effective Dec. 11, 2006, Class Y was renamed Class R4.

At May 31, 2007, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                        ACCUMULATED      UNREALIZED
                                                                      UNDISTRIBUTED      LONG-TERM      APPRECIATION
FUND                                                                 ORDINARY INCOME    GAIN (LOSS)    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund................           $  724,050       $  657,403      $ 8,155,004
RiverSource Income Builder Moderate Income Fund.............            1,467,466        1,701,346       23,768,148
RiverSource Income Builder Enhanced Income Fund.............            1,679,510        1,182,511       16,818,708

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  33

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, each Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, each Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

For the year ended May 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds) such that net expenses were as follows:

FUND                                                               CLASS A       CLASS B       CLASS C       CLASS R4
---------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                        0.45%         1.21%         1.20%          0.29%
RiverSource Income Builder Moderate Income Fund                       --            --            --           0.29
RiverSource Income Builder Enhanced Income Fund                       --            --            --           0.29

--------------------------------------------------------------------------------

 34 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

Of these waived fees and expenses, the transfer agency fees waived were as follows:

FUND                                                               CLASS A       CLASS B       CLASS C       CLASS R4
---------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                       $9,791        $2,299         $405           $129
RiverSource Income Builder Moderate Income Fund                        --            --           --              8
RiverSource Income Builder Enhanced Income Fund                        --            --           --             23

Administrative services fees and other Fund level expenses waived for RiverSource Income Builder Basic Income Fund were $100.

Under an agreement which was effective May 31, 2007, net direct expenses (excluding fees and expenses of acquired funds) would not exceed 0.45% for Class A, 1.21% for Class B, 1.21% for Class C and 0.29% for Class R4 of each Fund's average daily net assets. Effective June 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May, 31, 2008, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4 of each Fund's average daily net assets.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended May 31, 2007, are as follows:

FUND                                                                CLASS A         CLASS B       CLASS C
---------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                       $1,140,702       $11,561       $3,185
RiverSource Income Builder Moderate Income Fund                     2,931,730        19,985        4,223
RiverSource Income Builder Enhanced Income Fund                     1,657,682        18,577        2,659

Each Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the year ended May 31, 2007, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                PURCHASES          PROCEEDS
-------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                       $239,705,637       $34,451,355
RiverSource Income Builder Moderate Income Fund                     531,031,751        84,100,000
RiverSource Income Builder Enhanced Income Fund                     286,186,200        50,842,188

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

RiverSource Income Builder Basic Income Fund

                                                                                  YEAR ENDED MAY 31, 2007
                                                               CLASS A           CLASS B           CLASS C         CLASS R4(A)
------------------------------------------------------------------------------------------------------------------------------
Sold                                                          17,675,545         3,051,926           713,917            17,057
Issued for reinvested distributions                              407,731            59,960            10,820               587
Redeemed                                                      (1,704,156)         (489,695)          (44,411)          (12,271)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                       16,379,120         2,622,191           680,326             5,373
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  35

RiverSource Income Builder Basic Income Fund

                                                                             FEB. 16, 2006(B) TO MAY 31, 2006
                                                               CLASS A           CLASS B           CLASS C         CLASS R4(A)
------------------------------------------------------------------------------------------------------------------------------
Sold                                                           1,938,512           484,572            68,735             3,479
Issued for reinvested distributions                                6,517             1,474               217                16
Redeemed                                                         (24,635)          (10,576)               (2)               --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                        1,920,394           475,470            68,950             3,495
------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income Fund

                                                                                  YEAR ENDED MAY 31, 2007
                                                               CLASS A           CLASS B           CLASS C         CLASS R4(A)
------------------------------------------------------------------------------------------------------------------------------
Sold                                                          38,530,389         5,990,163         1,263,283             5,880
Issued for reinvested distributions                              986,430           127,231            21,737                25
Redeemed                                                      (3,487,818)         (853,957)          (80,210)           (8,066)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                       36,029,001         5,263,437         1,204,810            (2,161)
------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income Fund

                                                                             FEB. 16, 2006(B) TO MAY 31, 2006
                                                               CLASS A           CLASS B           CLASS C         CLASS R4(A)
------------------------------------------------------------------------------------------------------------------------------
Sold                                                           5,732,529         1,043,675           190,992             4,965
Issued for reinvested distributions                               18,198             2,915               393                10
Redeemed                                                         (71,551)          (19,296)             (513)           (2,008)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                        5,679,176         1,027,294           190,872             2,967
------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund

                                                                                  YEAR ENDED MAY 31, 2007
                                                               CLASS A           CLASS B           CLASS C         CLASS R4(A)
------------------------------------------------------------------------------------------------------------------------------
Sold                                                          20,861,872         3,062,356           809,755               173
Issued for reinvested distributions                              628,525            82,864            19,528               113
Redeemed                                                      (2,424,619)         (604,908)          (69,308)               --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                       19,065,778         2,540,312           759,975               286
------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund

                                                                             FEB. 16, 2006(B) TO MAY 31, 2006
                                                               CLASS A           CLASS B           CLASS C         CLASS R4(A)
------------------------------------------------------------------------------------------------------------------------------
Sold                                                           5,036,375           971,755           207,731             2,231
Issued for reinvested distributions                               16,546             2,994               523                 7
Redeemed                                                         (78,122)          (13,391)             (140)               --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                        4,974,799           961,358           208,114             2,238
------------------------------------------------------------------------------------------------------------------------------

(a)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(b)  When shares became publicly available.

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, each Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings under the facility outstanding during the year ended May 31, 2007.

--------------------------------------------------------------------------------

 36 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At May 31, 2007, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
UNDERLYING FUND                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                                    6.67%
RiverSource Disciplined Small Cap Value Fund                             16.94%
RiverSource U.S. Government Mortgage Fund                                17.68%
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
UNDERLYING FUND                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities Fund                           5.71%
RiverSource Real Estate Fund                                              5.82%
RiverSource Disciplined International Equity Fund                         6.82%
RiverSource Floating Rate Fund                                           14.32%
RiverSource Absolute Return Currency and Income Fund                     16.18%
RiverSource U.S. Government Mortgage Fund                                26.32%
RiverSource Disciplined Small Cap Value Fund                             27.15%
RiverSource Emerging Markets Bond Fund                                   34.42%
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
UNDERLYING FUND                                                 PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund                                 6.95%
RiverSource Disciplined International Equity Fund                         7.26%
RiverSource Floating Rate Fund                                            8.60%
RiverSource Disciplined Small Cap Value Fund                             10.80%
RiverSource Absolute Return Currency and Income Fund                     13.35%
RiverSource Emerging Markets Bond Fund                                   25.38%

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  37

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 38 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Income Builder Basic Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.98             $10.05
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .42                .10
Net gains (losses) (both
 realized and unrealized)                    .84               (.07)
-------------------------------------------------------------------
Total from investment operations            1.26                .03
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.45)              (.10)
-------------------------------------------------------------------
Net asset value, end of period            $10.79              $9.98
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $197                $19
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                    .45%               .45%(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    4.02%              3.44%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 27%                 1%
-------------------------------------------------------------------
Total return(f)                           12.89%               .31%(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.46% and 3.62% for the periods ended May 31, 2007 and 2006, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.97             $10.05
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .35                .08
Net gains (losses) (both
 realized and unrealized)                    .83               (.07)
-------------------------------------------------------------------
Total from investment operations            1.18                .01
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.38)              (.09)
-------------------------------------------------------------------
Net asset value, end of period            $10.77              $9.97
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $33                 $5
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                   1.21%              1.21%(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    3.27%              2.70%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 27%                 1%
-------------------------------------------------------------------
Total return(f)                           12.01%               .07%(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.22% and 4.20% for the periods ended May 31, 2007 and 2006, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  39

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.99             $10.05
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .35                .09
Net gains (losses) (both
 realized and unrealized)                    .82               (.07)
-------------------------------------------------------------------
Total from investment operations            1.17                .02
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.38)              (.08)
-------------------------------------------------------------------
Net asset value, end of period            $10.78              $9.99
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $8                 $1
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                   1.20%              1.21%(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    3.27%              2.74%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 27%                 1%
-------------------------------------------------------------------
Total return(f)                           11.91%               .23%(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.21% and 4.30% for the periods ended May 31, 2007 and 2006, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.99             $10.05
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .43                .11
Net gains (losses) (both
 realized and unrealized)                    .84               (.07)
-------------------------------------------------------------------
Total from investment operations            1.27                .04
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.46)              (.10)
-------------------------------------------------------------------
Net asset value, end of period            $10.80              $9.99
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                $--
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                    .29%               .29%(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    4.39%              3.25%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 27%                 1%
-------------------------------------------------------------------
Total return(f)                           13.02%               .43%(g)
-------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.42% and 6.84% for the periods ended May 31, 2007 and 2006, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 40 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

RiverSource Income Builder Moderate Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.98             $10.07
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .45                .10
Net gains (losses) (both
 realized and unrealized)                   1.04               (.08)
-------------------------------------------------------------------
Total from investment operations            1.49                .02
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.48)              (.11)
-------------------------------------------------------------------
Net asset value, end of period            $10.99              $9.98
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $458                $57
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                        .42%               .45%(d),(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    4.23%              3.59%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 29%                --%
-------------------------------------------------------------------
Total return(f)                           15.22%               .17%(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.77% for the period ended May 31, 2006.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.96             $10.06
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .37                .08
Net gains (losses) (both
 realized and unrealized)                   1.04               (.08)
-------------------------------------------------------------------
Total from investment operations            1.41                 --
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.40)              (.10)
-------------------------------------------------------------------
Net asset value, end of period            $10.97              $9.96
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $69                $10
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                       1.17%              1.21%(d),(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    3.48%              2.88%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 29%                --%
-------------------------------------------------------------------
Total return(f)                           14.45%              (.05%)(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 2.41% for the period ended May 31, 2006.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  41

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.97             $10.06
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .37                .09
Net gains (losses) (both
 realized and unrealized)                   1.04               (.08)
-------------------------------------------------------------------
Total from investment operations            1.41                .01
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.40)              (.10)
-------------------------------------------------------------------
Net asset value, end of period            $10.98              $9.97
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $15                 $2
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                       1.17%              1.21%(d),(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    3.44%              2.83%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 29%                --%
-------------------------------------------------------------------
Total return(f)                           14.45%               .05%(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 2.35% for the period ended May 31, 2006.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.98             $10.07
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .46                .10
Net gains (losses) (both
 realized and unrealized)                   1.05               (.08)
-------------------------------------------------------------------
Total from investment operations            1.51                .02
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.49)              (.11)
-------------------------------------------------------------------
Net asset value, end of period            $11.00              $9.98
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                $--
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                    .29%               .20%(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    3.92%              3.88%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 29%                --%
-------------------------------------------------------------------
Total return(f)                           15.41%               .18%(g)
-------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.33% and 5.51% for the periods ended May 31, 2007 and 2006, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 42 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

RiverSource Income Builder Enhanced Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.96             $10.06
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .47                .11
Net gains (losses) (both
 realized and unrealized)                   1.15               (.09)
-------------------------------------------------------------------
Total from investment operations            1.62                .02
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.49)              (.12)
Distributions from realized
 gains                                      (.01)                --
-------------------------------------------------------------------
Total distributions                         (.50)              (.12)
-------------------------------------------------------------------
Net asset value, end of period            $11.08              $9.96
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $266                $50
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                        .43%               .45%(d),(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    4.51%              3.96%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 27%                --%
-------------------------------------------------------------------
Total return(f)                           16.68%               .15%(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 2.04% for the period ended May 31, 2006.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.96             $10.06
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .39                .09
Net gains (losses) (both
 realized and unrealized)                   1.15               (.09)
-------------------------------------------------------------------
Total from investment operations            1.54                 --
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.42)              (.10)
Distributions from realized
 gains                                      (.01)                --
-------------------------------------------------------------------
Total distributions                         (.43)              (.10)
-------------------------------------------------------------------
Net asset value, end of period            $11.07              $9.96
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $39                $10
-------------------------------------------------------------------
Ratio of expenses to average
 daily net asset(c)                        1.19%              1.21%(d),(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    3.77%              3.24%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 27%                --%
-------------------------------------------------------------------
Total return(f)                           15.74%               .02%(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 2.79% for the period ended May 31, 2006.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  43

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.96             $10.06
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .39                .09
Net gains (losses) (both
 realized and unrealized)                   1.15               (.09)
-------------------------------------------------------------------
Total from investment operations            1.54                 --
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.42)              (.10)
Distributions from realized
 gains                                      (.01)                --
-------------------------------------------------------------------
Total distributions                         (.43)              (.10)
-------------------------------------------------------------------
Net asset value, end of period            $11.07              $9.96
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $11                 $2
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                       1.18%              1.21%(d),(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    3.73%              3.22%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 27%                --%
-------------------------------------------------------------------
Total return(f)                           15.75%               .02%(g)
-------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 2.63% for the period ended May 31, 2006.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007                2006(B)
Net asset value, beginning of
 period                                    $9.97             $10.06
-------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                 .49                .12
Net gains (losses) (both
 realized and unrealized)                   1.15               (.09)
-------------------------------------------------------------------
Total from investment operations            1.64                .03
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.51)              (.12)
Distributions from realized
 gains                                      (.01)                --
-------------------------------------------------------------------
Total distributions                         (.52)              (.12)
-------------------------------------------------------------------
Net asset value, end of period            $11.09              $9.97
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                $--
-------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                    .29%               .29%(e)
-------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                    4.67%              3.66%(e)
-------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                                 27%                --%
-------------------------------------------------------------------
Total return(f)                           16.82%               .27%(g)
-------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.36% and 5.75% for the periods ended May 31, 2007 and 2006, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE INCOME SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund (funds within RiverSource Income Series, Inc.) as of May 31, 2007, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended May 31, 2007, and for the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund as of May 31, 2007, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
July 20, 2007

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  45

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Income Builder Basic Income Fund
Fiscal year ended May 31, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          10.91%
      Dividends Received Deduction for corporations.........           9.45%

PAYABLE DATE                                                     PER SHARE
June 26, 2006...............................................        $0.02675
July 26, 2006...............................................         0.03351
Aug. 28, 2006...............................................         0.03225
Sept. 25, 2006..............................................         0.03411
Oct. 26, 2006...............................................         0.03683
Nov. 27, 2006...............................................         0.03718
Dec. 21, 2006...............................................         0.11759
Jan. 23, 2007...............................................         0.02017
Feb. 23, 2007...............................................         0.02751
March 27, 2007..............................................         0.02886
April 25, 2007..............................................         0.02686
May 25, 2007................................................         0.02907
Total distributions.........................................        $0.45069

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          10.91%
      Dividends Received Deduction for corporations.........           9.45%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02128
July 26, 2006...............................................         0.02750
Aug. 28, 2006...............................................         0.02577
Sept. 25, 2006..............................................         0.02866
Oct. 26, 2006...............................................         0.03102
Nov. 27, 2006...............................................         0.03062
Dec. 21, 2006...............................................         0.11257
Jan. 23, 2007...............................................         0.01319
Feb. 23, 2007...............................................         0.02108
March 27, 2007..............................................         0.02262
April 25, 2007..............................................         0.02069
May 25, 2007................................................         0.02266
Total distributions.........................................        $0.37766

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          10.91%
      Dividends Received Deduction for corporations.........           9.45%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02024
July 26, 2006...............................................         0.02873
Aug. 28, 2006...............................................         0.02644
Sept. 25, 2006..............................................         0.02855
Oct. 26, 2006...............................................         0.03057
Nov. 27, 2006...............................................         0.03081
Dec. 21, 2006...............................................         0.11256
Jan. 23, 2007...............................................         0.01308
Feb. 23, 2007...............................................         0.02122
March 27, 2007..............................................         0.02213
April 25, 2007..............................................         0.02163
May 25, 2007................................................         0.02345
Total distributions.........................................        $0.37941

CLASS R4*

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          10.91%
      Dividends Received Deduction for corporations.........           9.45%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02774
July 26, 2006...............................................         0.03488
Aug. 28, 2006...............................................         0.03336
Sept. 25, 2006..............................................         0.03519
Oct. 26, 2006...............................................         0.03802
Nov. 27, 2006...............................................         0.03871
Dec. 21, 2006...............................................         0.11859
Jan. 23, 2007...............................................         0.02160
Feb. 23, 2007...............................................         0.02880
March 27, 2007..............................................         0.03134
April 25, 2007..............................................         0.02793
May 25, 2007................................................         0.02711
Total distributions.........................................        $0.46327

--------------------------------------------------------------------------------

 46 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

RiverSource Income Builder Moderate Income Fund
Fiscal year ended May 31, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.13%
      Dividends Received Deduction for corporations.........          11.65%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02836
July 26, 2006...............................................         0.03447
Aug. 28, 2006...............................................         0.03411
Sept. 25, 2006..............................................         0.03520
Oct. 26, 2006...............................................         0.03850
Nov. 27, 2006...............................................         0.03888
Dec. 21, 2006...............................................         0.12247
Jan. 23, 2007...............................................         0.02128
Feb. 23, 2007...............................................         0.02932
March 27, 2007..............................................         0.03243
April 25, 2007..............................................         0.03094
May 25, 2007................................................         0.03096
Total distributions.........................................        $0.47692

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.13%
      Dividends Received Deduction for corporations.........          11.65%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02293
July 26, 2006...............................................         0.02840
Aug. 28, 2006...............................................         0.02767
Sept. 25, 2006..............................................         0.02970
Oct. 26, 2006...............................................         0.03231
Nov. 27, 2006...............................................         0.03232
Dec. 21, 2006...............................................         0.11740
Jan. 23, 2007...............................................         0.01429
Feb. 23, 2007...............................................         0.02288
March 27, 2007..............................................         0.02578
April 25, 2007..............................................         0.02485
May 25, 2007................................................         0.02446
Total distributions.........................................        $0.40299

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.13%
      Dividends Received Deduction for corporations.........          11.65%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02218
July 26, 2006...............................................         0.02864
Aug. 28, 2006...............................................         0.02802
Sept. 25, 2006..............................................         0.02979
Oct. 26, 2006...............................................         0.03247
Nov. 27, 2006...............................................         0.03258
Dec. 21, 2006...............................................         0.11757
Jan. 23, 2007...............................................         0.01449
Feb. 23, 2007...............................................         0.02323
March 27, 2007..............................................         0.02595
April 25, 2007..............................................         0.02493
May 25, 2007................................................         0.02469
Total distributions.........................................        $0.40454

CLASS R4*

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.13%
      Dividends Received Deduction for corporations.........          11.65%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02798
July 26, 2006...............................................         0.03554
Aug. 28, 2006...............................................         0.03204
Sept. 25, 2006..............................................         0.03634
Oct. 26, 2006...............................................         0.03988
Nov. 27, 2006...............................................         0.03999
Dec. 21, 2006...............................................         0.12368
Jan. 23, 2007...............................................         0.02300
Feb. 23, 2007...............................................         0.03057
March 27, 2007..............................................         0.03367
April 25, 2007..............................................         0.03142
May 25, 2007................................................         0.03144
Total distributions.........................................        $0.48555

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  47

RiverSource Income Builder Enhanced Income Fund
Fiscal year ended May 31, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          11.64%
      Dividends Received Deduction for corporations.........           9.71%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.03078
July 26, 2006...............................................         0.03555
Aug. 28, 2006...............................................         0.03523
Sept. 25, 2006..............................................         0.03582
Oct. 26, 2006...............................................         0.03925
Nov. 27, 2006...............................................         0.03967
Dec. 21, 2006...............................................         0.12970
Jan. 23, 2007...............................................         0.02227
Feb. 23, 2007...............................................         0.03167
March 27, 2007..............................................         0.03436
April 25, 2007..............................................         0.03294
May 25, 2007................................................         0.03487
Total distributions.........................................        $0.50211

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          11.64%
      Dividends Received Deduction for corporations.........           9.71%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02497
July 26, 2006...............................................         0.02934
Aug. 28, 2006...............................................         0.02882
Sept. 25, 2006..............................................         0.03029
Oct. 26, 2006...............................................         0.03286
Nov. 27, 2006...............................................         0.03301
Dec. 21, 2006...............................................         0.12459
Jan. 23, 2007...............................................         0.01519
Feb. 23, 2007...............................................         0.02503
March 27, 2007..............................................         0.02756
April 25, 2007..............................................         0.02659
May 25, 2007................................................         0.02811
Total distributions.........................................        $0.42636

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          11.64%
      Dividends Received Deduction for corporations.........           9.71%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02490
July 26, 2006...............................................         0.03010
Aug. 28, 2006...............................................         0.02904
Sept. 25, 2006..............................................         0.03004
Oct. 26, 2006...............................................         0.03310
Nov. 27, 2006...............................................         0.03296
Dec. 21, 2006...............................................         0.12454
Jan. 23, 2007...............................................         0.01513
Feb. 23, 2007...............................................         0.02492
March 27, 2007..............................................         0.02783
April 25, 2007..............................................         0.02673
May 25, 2007................................................         0.02822
Total distributions.........................................        $0.42751

CLASS R4*

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          11.64%
      Dividends Received Deduction for corporations.........           9.71%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.03186
July 26, 2006...............................................         0.03660
Aug. 28, 2006...............................................         0.03651
Sept. 25, 2006..............................................         0.03730
Oct. 26, 2006...............................................         0.04062
Nov. 27, 2006...............................................         0.04096
Dec. 21, 2006...............................................         0.13071
Jan. 23, 2007...............................................         0.02375
Feb. 23, 2007...............................................         0.03296
March 27, 2007..............................................         0.03550
April 25, 2007..............................................         0.03360
May 25, 2007................................................         0.03567
Total distributions.........................................        $0.51604

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 48 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 102 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member since 2006      Chief Justice, Minnesota Supreme Court,
901 S. Marquette Ave.                                     1998-2005
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member since 1999      Chair, RiverSource Funds, 1999-2006; former
901 S. Marquette Ave.                                     Governor of Minnesota
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton            Board member since 2007      President, Springboard-Partners in Cross
901 S. Marquette Ave.                                     Cultural Leadership (consulting company)
Minneapolis, MN 55402
Age 52
-------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member since 2004      Trustee Professor of Economics and
901 S. Marquette Ave.                                     Management, Bentley College; former Dean,
Minneapolis, MN 55402                                     McCallum Graduate School of Business,
Age 56                                                    Bentley College
-------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member since 1985      Attorney and Consultant
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA         Board member since 2005      Former Managing Director, Shikiar Asset          American Progressive
901 S. Marquette Ave.                                     Management                                       Insurance
Minneapolis, MN 55402
Age 71
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member since 2002      President Emeritus and Professor of              Valmont Industries,
901 S. Marquette Ave.        and Chair of the Board       Economics, Carleton College                      Inc. (manufactures
Minneapolis, MN 55402        since 2007                                                                    irrigation systems)
Age 68
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member since 2004      Director, Enterprise Asset Management, Inc.      Strategic
901 S. Marquette Ave.                                     (private real estate and asset management        Distribution, Inc.
Minneapolis, MN 55402                                     company)                                         (transportation,
Age 54                                                                                                     distribution and
                                                                                                           logistics
                                                                                                           consultants)
-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member since 2002      Chief Executive Officer, RiboNovix, Inc.         Hybridon, Inc.
901 S. Marquette Ave.                                     since 2003 (biotechnology); former               (biotechnology);
Minneapolis, MN 55402                                     President, Forester Biotech                      American Healthways,
Age 63                                                                                                     Inc. (health
                                                                                                           management programs)
-------------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          Board member since           President -- U.S. Asset Management and
53600 Ameriprise             2001, Vice President         Chief Investment Officer, Ameriprise
Financial Center             since 2002                   Financial, Inc. and President, Chairman of
Minneapolis, MN 55474                                     the Board and Chief Investment Officer,
Age 46                                                    RiverSource Investments, LLC since 2005;
                                                          President, Ameriprise Certificate Company
                                                          since 2006; Senior Vice President -- Chief
                                                          Investment Officer, Ameriprise Financial,
                                                          Inc. and Chairman of the Board and Chief
                                                          Investment Officer, RiverSource
                                                          Investments, LLC, 2001-2005
-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  49

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,
ADDRESS,                 POSITION HELD WITH FUND
AGE                      AND LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since 2006      Senior Vice President -- Asset Management, RiverSource
172 Ameriprise                                     Investments, LLC since 2006; Managing Director and Global
Financial Center                                   Head of Product, Morgan Stanley Investment Management,
Minneapolis, MN 55474                              2004-2006; President, Touchstone Investments, 2002-2004;
Age 41                                             Director of Strategic Planning, Evergreen Investments,
                                                   1995-2002
---------------------------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President since      Executive Vice President -- Equity and Fixed Income,
172 Ameriprise           2004                      Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                                   since 2006; Vice President -- Investments, Ameriprise
Minneapolis, MN 55474                              Certificate Company since 2003; Senior Vice
Age 43                                             President -- Fixed Income, Ameriprise Financial, Inc.,
                                                   2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                   Managing Director, Zurich Global Assets, 2001-2002
---------------------------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President since      Vice President -- Asset Management and Trust Company
5228 Ameriprise          2006                      Services, RiverSource Investments, LLC since 2006; Vice
Financial Center                                   President -- Operations and Compliance, RiverSource
Minneapolis, MN 55474                              Investments, LLC, 2004-2006; Director of Product
Age 41                                             Development -- Mutual Funds, Ameriprise Financial, Inc.,
                                                   2001-2004
---------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since 2002      Vice President -- Investment Accounting, Ameriprise
105 Ameriprise                                     Financial, Inc. since 2002; Vice President -- Finance,
Financial Center                                   American Express Company, 2000-2002
Minneapolis, MN 55474
Age 52
---------------------------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President, General   Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise          Counsel and Secretary     Ameriprise Financial, Inc. since 2005; Vice President,
Financial Center         since 2006                General Counsel and Secretary, Ameriprise Certificate
Minneapolis, MN 55474                              Company since 2005; Vice President -- Asset Management
Age 47                                             Compliance, Ameriprise Financial, Inc., 2004-2005; Senior
                                                   Vice President and Chief Compliance Officer, U.S. Bancorp
                                                   Asset Management, 2002-2004; Second Vice President and
                                                   Assistant General Counsel, Hartford Life, 2001-2002
---------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance Officer  U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise           since 2006                Investments, LLC since 2006; Director -- Mutual Funds,
Financial Center                                   Voyageur Asset Management, 2003-2006; Director of Finance,
Minneapolis, MN 55474                              Voyageur Asset Management, 2000-2003
Age 46
---------------------------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering          Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise          Prevention Officer since  Ameriprise Financial, Inc. since 2004; Manager Anti- Money
Financial Center         2004                      Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474                              Compliance Director and Bank Secrecy Act Officer, American
Age 43                                             Express Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 50 RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                     RIVERSOURCE INCOME BUILDER SERIES -- 2007 ANNUAL REPORT  51

                       THIS PAGE LEFT BLANK INTENTIONALLY

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R) INCOME BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Distributors, Inc. and Ameriprise
Financial Services, Inc., Members NASD, and managed by
RiverSource Investments, LLC. These companies are part of
Ameriprise Financial, Inc.                                       S-6394 D (7/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

          (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.   Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended May 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Income Series, Inc. were as follows:

                        2007 - $58,800;   2006 - $11,000

(b) Audit - Related Fees. The fees paid for the years ended May 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Income Series, Inc. were as follows:

                           2007 - $214;   2006 - $28

(c) Tax Fees. The fees paid for the years ended May 31, to KPMG LLP for tax compliance related services for RiverSource Income Series, Inc. were as follows:

                         2007 - $2,775;   2006 - $2,378

(d) All Other Fees. The fees paid for the years ended May 31, to KPMG LLP for additional professional services rendered for RiverSource Income Series, Inc. were as follows:

                           2007 - $194;   2006 - $68

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 and 2006 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended May 31, by the registrant for non-audit services to KPMG LLP were as follows:

                        2007 - $59,619;   2006 - $55,946

     The fees paid for the years ended May 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2007 - $56,650;   2006 - $53,500

(h) 100% of the services performed for item (g) above during 2007 and 2006 were pre-approved by the audit committee.

*    2006 represents bills paid 6/1/05 - 5/31/06

2007 represents bills paid 6/1/06 - 5/31/07

Item 5.   Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.  Submission of matters to a vote of security holders. Not applicable.

Item 11.  Controls and Procedures.

          (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

          (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

          (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

          (a)(3) Not applicable.

          (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 3, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date August 3, 2007